Right of use assets	12 Months Ended
Mar. 31, 2026
Disclosure of quantitative information about right-of-use assets [abstract]
Right of use assets
7.
Right of use assets

	Leasehold land	Building	Total
Cost
As at April 1, 2023	10,865	1,200	12,065
Additions during the year	3,234	19	3,253
Disposals and adjustments during the year	(445)	—	(445)
As at March 31, 2024	13,654	1,219	14,873
Additions during the year	2,072	391	2,463
Disposals and adjustments during the year	(235)	—	(235)
As at March 31, 2025	15,491	1,610	17,101
Additions during the year	4,886	218	5,104
Acquisition through business combination (refer Note 52)	—	187	187
Disposals and adjustments during the year	(728)	(481)	(1,209)
Exchange differences	—	16	16
As at March 31, 2026	19,649	1,550	21,199

Accumulated depreciation
As at April 1, 2023	915	532	1,447
Charge for the year (refer Note 32)	341	129	470
Capitalised during the year	16	92	108
Disposals and adjustments during the year	(50)	—	(50)
As at March 31, 2024	1,222	753	1,975
Charge for the year (refer Note 32)	18	79	97
Capitalised during the year	386	172	558
Disposals and adjustments during the year	(35)	—	(35)
As at March 31, 2025	1,591	1,004	2,595
Charge for the year (refer Note 32)	309	77	386
Capitalised during the year	182	233	415
Disposals and adjustments during the year	(106)	(405)	(511)
As at March 31, 2026	1,976	909	2,885

Net book value
As at April 1, 2024 (INR)	12,432	466	12,898
As at March 31, 2025 (INR)	13,900	606	14,506
As at March 31, 2026 (INR)	17,673	641	18,314
As at March 31, 2026 (USD)	188	7	195

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